GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.0%
Automobiles & Components — 0.4%
Aptiv PLC (Jersey)	97	$7,558
BorgWarner, Inc.	261	9,213

		16,771

Banks — 0.5%
US Bancorp	570	20,987

Capital Goods — 15.5%
3M Co.	181	28,234
AMETEK, Inc.	267	23,862
Carrier Global Corp.	398	8,844
Caterpillar, Inc.	50	6,325
Cummins, Inc.	220	38,117
Dover Corp.	121	11,684
Eaton Corp. PLC (Ireland)	395	34,555
Emerson Electric Co.	758	47,019
Flowserve Corp.	131	3,736
Fortive Corp.	326	22,057
General Dynamics Corp.	285	42,596
Honeywell International, Inc.(a)	662	95,719
Howmet Aerospace, Inc.	495	7,846
Johnson Controls International PLC (Ireland)	745	25,434
Lockheed Martin Corp.(a)	244	89,040
Masco Corp.	258	12,954
Otis Worldwide Corp.	181	10,292
Quanta Services, Inc.	140	5,492
Raytheon Technologies Corp.(a)	855	52,685
Snap-on, Inc.	55	7,618
Trane Technologies PLC (Ireland)	357	31,766
TransDigm Group, Inc.	52	22,987
United Rentals, Inc.*	61	9,091

		637,953

Commercial & Professional Services — 0.2%
Cintas Corp.	29	7,724
Robert Half International, Inc.	6	317

		8,041

Consumer Durables & Apparel — 1.6%
Garmin Ltd. (Switzerland)	189	18,428
Hanesbrands, Inc.	318	3,590
Leggett & Platt, Inc.	133	4,675
Mohawk Industries, Inc.*	69	7,021
Newell Brands, Inc.	422	6,701
PVH Corp.	76	3,652
Ralph Lauren Corp.	75	5,439

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.	217	$2,882
VF Corp.	87	5,302
Whirlpool Corp.	62	8,031

		65,721

Consumer Services — 3.1%
McDonald’s Corp.(a)	508	93,711
MGM Resorts International	494	8,299
Yum! Brands, Inc.	287	24,943

		126,953

Diversified Financials — 3.7%
Berkshire Hathaway, Inc., Class B*	87	15,530
BlackRock, Inc.(a)	180	97,936
Discover Financial Services	275	13,775
Nasdaq, Inc.	187	22,341
S&P Global, Inc.	6	1,977

		151,559

Energy — 6.5%
Apache Corp.	393	5,305
Chevron Corp.(a)	1,074	95,833
Concho Resources, Inc.	105	5,407
ConocoPhillips	712	29,918
Exxon Mobil Corp.	536	23,970
Halliburton Co.	880	11,422
HollyFrontier Corp.	11	321
Kinder Morgan, Inc.	2,252	34,163
National Oilwell Varco, Inc.	54	661
Phillips 66	439	31,564
Schlumberger Ltd. (Curacao)	1,393	25,617
TechnipFMC PLC (United Kingdom)	533	3,646

		267,827

Food & Staples Retailing — 3.3%
Kroger Co. (The)	778	26,335
Sysco Corp.	504	27,549
Walmart, Inc.(a)	674	80,732

		134,616

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.	1,067	41,880
Campbell Soup Co.	77	3,822
Coca-Cola Co. (The)	145	6,479
Constellation Brands, Inc., Class A	190	33,240
General Mills, Inc.	647	39,888
Hershey Co. (The)	312	40,441
JM Smucker Co. (The)	114	12,062

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Kellogg Co.	1	$66
Kraft Heinz Co. (The)	325	10,364
Lamb Weston Holdings, Inc.	14	895
Mondelez International, Inc., Class A	35	1,790
Philip Morris International, Inc.	168	11,770
Tyson Foods, Inc., Class A	34	2,030

		204,727

Health Care Equipment & Services — 3.4%
Cardinal Health, Inc.	8	418
CVS Health Corp.	565	36,708
DaVita, Inc.*	182	14,403
Henry Schein, Inc.*	165	9,634
Laboratory Corp. of America Holdings*	98	16,279
Medtronic PLC (Ireland)	601	55,112
Universal Health Services, Inc., Class B	104	9,661

		142,215

Household & Personal Products — 4.3%
Colgate-Palmolive Co.(a)	1,019	74,652
Kimberly-Clark Corp.	337	47,635
Procter & Gamble Co. (The)	469	56,078

		178,365

Insurance — 3.4%
Aflac, Inc.	654	23,564
Assurant, Inc.	85	8,780
Chubb Ltd. (Switzerland)	128	16,207
Cincinnati Financial Corp.	241	15,431
Globe Life, Inc.	73	5,419
MetLife, Inc.	902	32,941
Prudential Financial, Inc.	171	10,414
Travelers Cos., Inc. (The)	238	27,144
WR Berkley Corp.	3	172

		140,072

Materials — 3.2%
Amcor PLC (Jersey)	261	2,665
Celanese Corp.	108	9,325
CF Industries Holdings, Inc.	215	6,050
Dow, Inc.	209	8,519
DuPont de Nemours, Inc.	694	36,872
Eastman Chemical Co.	120	8,357
International Paper Co.	44	1,549
Linde PLC (Ireland)	139	29,483

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	23	$1,512
PPG Industries, Inc.	235	24,924
Sealed Air Corp.	163	5,355

		134,611

Media & Entertainment — 3.0%
Charter Communications, Inc., Class A*	154	78,546
Discovery, Inc., Class A*	170	3,587
Fox Corp., Class A	607	16,280
Interpublic Group of Cos., Inc. (The)	390	6,692
Omnicom Group, Inc.	320	17,472

		122,577

Pharmaceuticals, Biotechnology & Life Sciences — 8.5%
AbbVie, Inc.	500	49,090
Bristol-Myers Squibb Co.	1,150	67,620
Gilead Sciences, Inc.	245	18,850
Johnson & Johnson(a)	663	93,238
Merck & Co., Inc.(a)	611	47,249
Pfizer, Inc.(a)	2,262	73,967

		350,014

Real Estate — 1.6%
Alexandria Real Estate Equities, Inc., REIT	19	3,083
Apartment Investment & Management Co., Class A, REIT	41	1,543
AvalonBay Communities, Inc., REIT	48	7,423
Boston Properties, Inc., REIT	19	1,717
CBRE Group, Inc., Class A*	333	15,058
Essex Property Trust, Inc., REIT	3	688
Kimco Realty Corp., REIT	14	180
Mid-America Apartment Communities, Inc., REIT	62	7,110
Public Storage, REIT	64	12,281
Weyerhaeuser Co., REIT	709	15,924

		65,007

Retailing — 7.5%
AutoZone, Inc.*	24	27,075
Best Buy Co., Inc.	43	3,753
Dollar General Corp	252	48,009
eBay, Inc.	937	49,146
Genuine Parts Co.	153	13,305
Home Depot, Inc. (The)	173	43,338

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Kohl’s Corp.	112	$2,326
L Brands, Inc.	36	539
LKQ Corp.*	301	7,886
Lowe’s Cos., Inc.(a)	612	82,693
Ross Stores, Inc.	7	597
Target Corp.	26	3,118
Tractor Supply Co.	118	15,551
Ulta Beauty, Inc.*	55	11,188

		308,524

Software & Services — 8.5%
Accenture PLC, Class A (Ireland)	400	85,888
Automatic Data Processing, Inc.	15	2,233
Gartner, Inc.*	89	10,798
International Business Machines Corp.(a)	807	97,461
NortonLifeLock, Inc.	649	12,870
Oracle Corp.(a)	1,813	100,205
Paychex, Inc.	359	27,194
Western Union Co. (The)	615	13,296

		349,945

Technology Hardware & Equipment — 6.2%
Apple, Inc.(a)	360	131,328
Cisco Systems, Inc.(a)	1,974	92,067
F5 Networks, Inc.*	4	558
FLIR Systems, Inc.	17	690
Hewlett Packard Enterprise Co.	1,199	11,666
Juniper Networks, Inc.	327	7,475
NetApp, Inc.	208	9,229
Xerox Holdings Corp.	131	2,003

		255,016

Telecommunication Services — 4.0%
AT&T, Inc.(a)	3,502	105,865
Verizon Communications, Inc.(a)	1,104	60,864

		166,729

Transportation — 1.6%
CSX Corp.	81	5,649
Expeditors International of Washington, Inc.	165	12,547
Norfolk Southern Corp.	231	40,557
Southwest Airlines Co.	246	8,408

		67,161

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 0.0%
NRG Energy, Inc.	71	$2,312

TOTAL COMMON STOCKS (Cost $3,453,920)		3,917,703

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%		204,957

NET ASSETS - 100.0%		$4,122,660

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of June 30, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on September 6, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents (35.3)% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Aptiv PLC (Jersey)	Morgan Stanley	48	$2,985	$3,740	$779
BorgWarner, Inc.	Morgan Stanley	49	2,054	1,730	(266)

		97	5,039	5,470	513

Banks
US Bancorp	Morgan Stanley	281	8,845	10,346	2,872

Capital Goods
3M Co.	Morgan Stanley	92	12,833	14,351	1,763
AMETEK, Inc.	Morgan Stanley	77	4,982	6,881	1,954
Carrier Global Corp.	Morgan Stanley	248	3,014	5,511	2,541
Caterpillar, Inc.	Morgan Stanley	26	2,352	3,289	982
Dover Corp.	Morgan Stanley	96	9,713	9,270	(216)
Eaton Corp. PLC (Ireland)	Morgan Stanley	204	13,300	17,846	4,807
Emerson Electric Co.	Morgan Stanley	136	9,421	8,436	(683)
Flowserve Corp.	Morgan Stanley	63	2,398	1,797	(553)
Fortive Corp.	Morgan Stanley	179	7,714	12,111	4,471
General Dynamics Corp.	Morgan Stanley	144	24,330	21,522	(2,444)
Honeywell International, Inc.	Morgan Stanley	354	39,614	51,185	12,268
Howmet Aerospace, Inc.	Morgan Stanley	156	4,017	2,473	(1,512)
Johnson Controls International PLC (Ireland)	Morgan Stanley	368	11,615	12,564	1,144
Lockheed Martin Corp.	Morgan Stanley	65	20,635	23,720	3,434
Masco Corp.	Morgan Stanley	135	6,185	6,778	683
Otis Worldwide Corp.	Morgan Stanley	92	3,478	5,231	1,799
Quanta Services, Inc.	Morgan Stanley	66	2,411	2,589	205
Raytheon Technologies Corp.	Morgan Stanley	429	20,256	26,435	6,560
Snap-on, Inc.	Morgan Stanley	26	2,965	3,601	692
TransDigm Group, Inc.	Morgan Stanley	29	9,493	12,819	3,401
United Rentals, Inc.	Morgan Stanley	35	2,509	5,216	2,728

		3,020	213,235	253,625	44,024

Commercial & Professional Services
Cintas Corp.	Morgan Stanley	7	1,174	1,864	701
Robert Half International, Inc.	Morgan Stanley	166	9,177	8,770	(155)

		173	10,351	10,634	546

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	97	$6,530	$9,458	$3,044
Hanesbrands, Inc.	Morgan Stanley	159	2,493	1,795	(597)
Leggett & Platt, Inc.	Morgan Stanley	65	3,314	2,285	(916)
Mohawk Industries, Inc.	Morgan Stanley	37	5,260	3,765	(1,454)
Newell Brands, Inc.	Morgan Stanley	212	4,259	3,367	(697)
PVH Corp.	Morgan Stanley	30	2,945	1,442	(1,478)
Ralph Lauren Corp.	Morgan Stanley	33	3,825	2,393	(1,376)
Tapestry, Inc.	Morgan Stanley	83	1,256	1,102	(140)
VF Corp.	Morgan Stanley	60	3,567	3,656	152
Whirlpool Corp.	Morgan Stanley	30	4,799	3,886	(753)

		806	38,248	33,149	(4,215)

Consumer Services
McDonald’s Corp.	Morgan Stanley	254	36,043	46,855	11,408
MGM Resorts International	Morgan Stanley	243	5,442	4,082	(1,283)
Yum! Brands, Inc.	Morgan Stanley	163	15,936	14,166	(1,496)

		660	57,421	65,103	8,629

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	51	8,750	9,104	423
BlackRock, Inc.	Morgan Stanley	53	22,367	28,837	7,168
Discover Financial Services	Morgan Stanley	123	4,090	6,161	2,181
Franklin Resources, Inc.	Morgan Stanley	741	19,948	15,539	(3,601)
Invesco Ltd. (Bermuda)	Morgan Stanley	682	10,898	7,338	(2,892)
Nasdaq, Inc.	Morgan Stanley	59	6,140	7,049	990
S&P Global, Inc.	Morgan Stanley	5	1,102	1,647	558
T Rowe Price Group, Inc.	Morgan Stanley	342	40,677	42,237	2,836

		2,056	113,972	117,912	7,663

Energy
Apache Corp.	Morgan Stanley	67	324	905	586
Chevron Corp.	Morgan Stanley	564	35,786	50,326	15,657
Concho Resources, Inc.	Morgan Stanley	80	5,719	4,120	(1,526)
ConocoPhillips	Morgan Stanley	893	44,786	37,524	(5,837)
Exxon Mobil Corp.	Morgan Stanley	396	16,914	17,709	926
Halliburton Co.	Morgan Stanley	428	9,078	5,555	(3,346)
HollyFrontier Corp.	Morgan Stanley	231	11,578	6,745	(4,474)
Kinder Morgan, Inc.	Morgan Stanley	1,132	17,906	17,172	(269)
National Oilwell Varco, Inc.	Morgan Stanley	25	242	306	68
Phillips 66.	Morgan Stanley	214	23,738	15,387	(7,543)
Schlumberger Ltd. (Curacao)	Morgan Stanley	684	11,516	12,579	1,247
TechnipFMC PLC (United Kingdom)	Morgan Stanley	138	2,891	944	(1,888)

		4,852	180,478	169,272	(6,399)

Food & Staples Retailing
Kroger Co. (The)	Morgan Stanley	386	12,093	13,066	1,067
Sysco Corp.	Morgan Stanley	255	8,130	13,938	5,987

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing — (continued)
Walmart, Inc.	Morgan Stanley	211	$24,993	$25,274	$526

		852	45,216	52,278	7,580

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	1,677	68,448	65,822	2,582
Archer-Daniels-Midland Co.	Morgan Stanley	830	35,703	33,117	(1,330)
Campbell Soup Co.	Morgan Stanley	374	17,951	18,562	1,045
Coca-Cola Co. (The)	Morgan Stanley	71	3,143	3,172	55
Constellation Brands, Inc., Class A	Morgan Stanley	96	11,269	16,795	5,693
General Mills, Inc.	Morgan Stanley	259	13,577	15,967	2,610
JM Smucker Co. (The)	Morgan Stanley	56	5,779	5,925	248
Kraft Heinz Co. (The)	Morgan Stanley	163	5,137	5,198	102
Lamb Weston Holdings, Inc.	Morgan Stanley	7	445	448	8
Mondelez International, Inc., Class A	Morgan Stanley	17	859	869	19
Philip Morris International, Inc.	Morgan Stanley	85	5,800	5,955	306
Tyson Foods, Inc., Class A	Morgan Stanley	15	778	896	128

		3,650	168,889	172,726	11,466

Health Care Equipment & Services
Cardinal Health, Inc.	Morgan Stanley	13	634	678	57
CVS Health Corp.	Morgan Stanley	303	16,981	19,686	3,008
DaVita, Inc.	Morgan Stanley	7	401	554	158
HCA Healthcare, Inc.	Morgan Stanley	48	3,059	4,659	1,624
Henry Schein, Inc.	Morgan Stanley	11	600	642	49
Laboratory Corp. of America Holdings	Morgan Stanley	48	5,315	7,973	2,701
Medtronic PLC (Ireland)	Morgan Stanley	298	26,103	27,327	1,748
Universal Health Services, Inc., Class B	Morgan Stanley	23	2,921	2,136	(757)

		751	56,014	63,655	8,588

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	263	16,845	19,267	2,669
Kimberly-Clark Corp.	Morgan Stanley	164	22,813	23,181	745
Procter & Gamble Co. (The)	Morgan Stanley	234	23,778	27,979	4,570

		661	63,436	70,427	7,984

Insurance
Aflac, Inc.	Morgan Stanley	378	16,059	13,619	(2,200)
Chubb Ltd. (Switzerland)	Morgan Stanley	39	3,797	4,938	1,202
Globe Life, Inc.	Morgan Stanley	62	5,722	4,602	(1,190)
MetLife, Inc.	Morgan Stanley	455	12,644	16,617	4,281
Prudential Financial, Inc.	Morgan Stanley	89	3,651	5,420	1,895
Travelers Cos., Inc. (The)	Morgan Stanley	117	14,119	13,344	(492)
WR Berkley Corp.	Morgan Stanley	2	102	115	38

		1,142	56,094	58,655	3,534

Materials
Amcor PLC (Jersey)	Morgan Stanley	66	452	674	234
Celanese Corp.	Morgan Stanley	45	3,940	3,885	(19)
CF Industries Holdings, Inc.	Morgan Stanley	105	2,656	2,955	352

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Dow, Inc.	Morgan Stanley	106	$2,755	$4,321	$1,662
DuPont de Nemours, Inc.	Morgan Stanley	404	13,965	21,465	7,730
Eastman Chemical Co.	Morgan Stanley	83	4,187	5,780	1,744
International Paper Co.	Morgan Stanley	543	21,410	19,119	(1,197)
Linde PLC (Ireland)	Morgan Stanley	71	11,351	15,060	3,866
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	16	726	1,052	349
PPG Industries, Inc.	Morgan Stanley	118	14,602	12,515	(1,760)
Sealed Air Corp.	Morgan Stanley	69	2,288	2,267	21

		1,626	78,332	89,093	12,982

Media & Entertainment
Discovery, Inc., Class A	Morgan Stanley	86	1,531	1,815	313
Fox Corp., Class A	Morgan Stanley	296	7,663	7,939	336
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	193	4,100	3,312	(596)

		575	13,294	13,066	53

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	25	2,410	2,455	64
Biogen, Inc.	Morgan Stanley	251	56,367	67,155	11,222
Bristol-Myers Squibb Co.	Morgan Stanley	614	36,479	36,103	(196)
Gilead Sciences, Inc.	Morgan Stanley	102	6,296	7,848	1,804
Johnson & Johnson	Morgan Stanley	271	32,141	38,111	6,492
Merck & Co., Inc.	Morgan Stanley	325	22,319	25,132	3,207
Pfizer, Inc.	Morgan Stanley	1,129	36,958	36,918	656

		2,717	192,970	213,722	23,249

Real Estate
Alexandria Real Estate Equities, Inc., REIT.	Morgan Stanley	6	850	974	144
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	175	5,391	6,587	1,316
AvalonBay Communities, Inc., REIT	Morgan Stanley	46	7,578	7,113	(284)
Boston Properties, Inc., REIT	Morgan Stanley	22	1,733	1,988	457
CBRE Group, Inc., Class A	Morgan Stanley	168	9,213	7,597	(1,544)
Essex Property Trust, Inc., REIT	Morgan Stanley	1	187	229	49
Kimco Realty Corp., REIT	Morgan Stanley	16	142	205	66
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	62	8,057	7,110	(756)
Public Storage, REIT	Morgan Stanley	37	7,291	7,100	(61)
Weyerhaeuser Co., REIT	Morgan Stanley	407	9,091	9,141	121

		940	49,533	48,044	(492)

Retailing
Amazon.com, Inc.	Morgan Stanley	3	5,518	8,276	2,802
AutoZone, Inc.	Morgan Stanley	10	10,950	11,281	417
Best Buy Co., Inc.	Morgan Stanley	43	2,792	3,753	1,031
Dollar General Corp.	Morgan Stanley	124	23,252	23,623	551

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
eBay, Inc.	Morgan Stanley	112	$3,004	$5,874	$2,919
Genuine Parts Co.	Morgan Stanley	37	3,807	3,218	(472)
Home Depot, Inc. (The)	Morgan Stanley	143	34,365	35,823	1,875
Kohl’s Corp.	Morgan Stanley	56	2,197	1,163	(962)
L Brands, Inc.	Morgan Stanley	18	249	269	24
LKQ Corp.	Morgan Stanley	153	2,348	4,009	1,679
Lowe’s Cos., Inc.	Morgan Stanley	306	36,091	41,347	5,788
Ross Stores, Inc.	Morgan Stanley	16	941	1,364	3,803
Tractor Supply Co.	Morgan Stanley	55	6,673	7,248	628
Ulta Beauty, Inc.	Morgan Stanley	29	4,840	5,899	1,097

		1,105	137,027	153,147	21,180

Semiconductors & Semiconductor Equipment
Intel Corp.	Morgan Stanley	1	57	60	53

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	123	19,854	26,411	6,809
Automatic Data Processing, Inc.	Morgan Stanley	4	583	596	32
Gartner, Inc.	Morgan Stanley	44	5,336	5,339	45
International Business Machines Corp.	Morgan Stanley	405	39,977	48,912	10,040
NortonLifeLock, Inc.	Morgan Stanley	232	4,502	4,601	190
Oracle Corp.	Morgan Stanley	825	35,662	45,598	10,453
Paychex, Inc.	Morgan Stanley	177	9,498	13,408	4,109

		1,810	115,412	144,865	31,678

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	37	8,162	13,498	5,547
Cisco Systems, Inc.	Morgan Stanley	1,142	42,946	53,263	11,501
F5 Networks, Inc.	Morgan Stanley	2	198	279	84
FLIR Systems, Inc.	Morgan Stanley	14	451	568	124
Hewlett Packard Enterprise Co.	Morgan Stanley	588	4,911	5,721	941
HP, Inc.	Morgan Stanley	2,138	40,793	37,265	(1,968)
Juniper Networks, Inc.	Morgan Stanley	169	3,723	3,863	238
NetApp, Inc.	Morgan Stanley	108	5,191	4,792	(325)
Xerox Holdings Corp.	Morgan Stanley	187	5,763	2,859	(2,647)

		4,385	112,138	122,108	13,495

Telecommunication Services
AT&T, Inc.	Morgan Stanley	431	12,265	13,029	1,057
Verizon Communications, Inc.	Morgan Stanley	374	20,623	20,619	223

		805	32,888	33,648	1,280

Transportation
CSX Corp.	Morgan Stanley	56	3,362	3,905	591
Expeditors International of Washington, Inc.	Morgan Stanley	83	5,764	6,311	639
Norfolk Southern Corp.	Morgan Stanley	115	19,206	20,191	1,252
Southwest Airlines Co.	Morgan Stanley	515	26,849	17,603	(8,854)

		769	55,181	48,010	(6,372)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities
NRG Energy, Inc.	Morgan Stanley	296	$11,085	$9,638	$(1,162)

Total Reference Entity — Long			1,815,155	1,958,653	188,729

Short
Banks
Bank of America Corp.	Morgan Stanley	(747)	(25,950)	(17,741)	7,885
Citizens Financial Group, Inc.	Morgan Stanley	(369)	(14,660)	(9,314)	5,000
Comerica, Inc.	Morgan Stanley	(120)	(7,946)	(4,572)	3,090
Fifth Third Bancorp	Morgan Stanley	(12)	(355)	(231)	117
First Republic Bank	Morgan Stanley	(53)	(6,005)	(5,617)	373
Huntington Bancshares, Inc.	Morgan Stanley	(878)	(13,074)	(7,933)	4,620
KeyCorp.	Morgan Stanley	(845)	(16,404)	(10,292)	5,728
M&T Bank Corp.	Morgan Stanley	(111)	(18,951)	(11,541)	7,102
People’s United Financial, Inc.	Morgan Stanley	(362)	(4,323)	(4,188)	127
Regions Financial Corp.	Morgan Stanley	(829)	(13,554)	(9,218)	3,882
SVB Financial Group	Morgan Stanley	(44)	(11,391)	(9,483)	1,884
Wells Fargo & Co.	Morgan Stanley	(197)	(10,702)	(5,043)	5,436
Zions Bancorp NA	Morgan Stanley	(141)	(6,752)	(4,794)	1,838

		(4,708)	(150,067)	(99,967)	47,082

Capital Goods
Boeing Co. (The)	Morgan Stanley	(451)	(171,272)	(82,668)	92,818
Deere & Co.	Morgan Stanley	(271)	(47,220)	(42,588)	4,098
Fastenal Co.	Morgan Stanley	(496)	(16,701)	(21,249)	(4,978)
General Electric Co.	Morgan Stanley	(7,580)	(84,717)	(51,771)	32,599
Ingersoll Rand, Inc.	Morgan Stanley	(362)	(10,278)	(10,179)	77
Jacobs Engineering Group, Inc.	Morgan Stanley	(113)	(10,911)	(9,582)	1,283
L3Harris Technologies, Inc.	Morgan Stanley	(37)	(7,557)	(6,278)	1,206
Parker-Hannifin Corp.	Morgan Stanley	(112)	(16,231)	(20,526)	(4,437)
Textron, Inc.	Morgan Stanley	(197)	(9,971)	(6,483)	3,454
Xylem, Inc.	Morgan Stanley	(151)	(10,605)	(9,809)	775

		(9,770)	(385,463)	(261,133)	126,895

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(203)	(19,707)	(16,904)	2,762
Rollins, Inc.	Morgan Stanley	(284)	(9,809)	(12,039)	(2,360)
Verisk Analytics, Inc.	Morgan Stanley	(97)	(16,424)	(16,509)	(149)

		(584)	(45,940)	(45,452)	253

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(118)	(14,134)	(8,844)	4,993
NIKE, Inc., Class B	Morgan Stanley	(370)	(35,351)	(36,279)	(1,003)
NVR, Inc.	Morgan Stanley	(3)	(11,658)	(9,776)	1,857
Under Armour, Inc., Class C	Morgan Stanley	(393)	(2,780)	(3,474)	(699)

		(884)	(63,923)	(58,373)	5,148

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(9)	(9,113)	(9,471)	(423)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Darden Restaurants, Inc.	Morgan Stanley	(112)	$(12,785)	$(8,486)	$4,171
Domino’s Pizza, Inc.	Morgan Stanley	(10)	(3,811)	(3,694)	150
Hilton Worldwide Holdings, Inc.	Morgan Stanley	(237)	(17,944)	(17,408)	499
Las Vegas Sands Corp.	Morgan Stanley	(515)	(31,262)	(23,453)	7,128
Marriott International, Inc., Class A	Morgan Stanley	(280)	(34,208)	(24,004)	10,128
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(223)	(11,118)	(3,664)	7,431
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(182)	(20,899)	(9,155)	11,230
Wynn Resorts Ltd.	Morgan Stanley	(94)	(11,041)	(7,002)	3,809

		(1,662)	(152,181)	(106,337)	44,123

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(108)	(19,296)	(16,204)	2,918
Cboe Global Markets, Inc.	Morgan Stanley	(95)	(11,277)	(8,862)	2,279
Charles Schwab Corp. (The)	Morgan Stanley	(1,115)	(54,400)	(37,620)	16,220
CME Group, Inc.	Morgan Stanley	(309)	(67,118)	(50,225)	15,636
E*TRADE Financial Corp.	Morgan Stanley	(622)	(28,106)	(30,932)	(3,147)
MarketAxess Holdings, Inc	Morgan Stanley	(24)	(12,007)	(12,022)	(40)
MSCI, Inc.	Morgan Stanley	(73)	(19,545)	(24,369)	(4,920)
Northern Trust Corp.	Morgan Stanley	(180)	(18,478)	(14,281)	3,880
Raymond James Financial, Inc.	Morgan Stanley	(118)	(11,086)	(8,122)	2,861
State Street Corp.	Morgan Stanley	(304)	(20,139)	(19,319)	620
Synchrony Financial	Morgan Stanley	(505)	(16,924)	(11,191)	5,575

		(3,453)	(278,376)	(233,147)	41,882

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(346)	(6,405)	(5,944)	334
Devon Energy Corp.	Morgan Stanley	(218)	(3,778)	(2,472)	1,255
Diamondback Energy, Inc.	Morgan Stanley	(137)	(13,252)	(5,729)	7,354
EOG Resources, Inc.	Morgan Stanley	(504)	(40,017)	(25,533)	13,871
Hess Corp.	Morgan Stanley	(267)	(16,911)	(13,833)	2,818
Marathon Oil Corp.	Morgan Stanley	(685)	(8,088)	(4,192)	3,804
Marathon Petroleum Corp.	Morgan Stanley	(564)	(17,486)	(21,082)	(3,994)
Noble Energy, Inc.	Morgan Stanley	(421)	(10,542)	(3,772)	6,627
Occidental Petroleum Corp.	Morgan Stanley	(780)	(33,303)	(14,274)	17,589
ONEOK, Inc.	Morgan Stanley	(359)	(25,787)	(11,926)	12,703
Pioneer Natural Resources Co.	Morgan Stanley	(143)	(19,366)	(13,971)	5,050
Valero Energy Corp.	Morgan Stanley	(354)	(22,708)	(20,822)	1,455
Williams Cos., Inc. (The)	Morgan Stanley	(1,051)	(25,960)	(19,990)	4,547

		(5,829)	(243,603)	(163,540)	73,413

Food, Beverage & Tobacco
Brown-Forman Corp., Class B	Morgan Stanley	(390)	(24,975)	(24,827)	(155)
Monster Beverage Corp.	Morgan Stanley	(429)	(29,952)	(29,738)	138

		(819)	(54,927)	(54,565)	(17)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	(71)	(6,301)	(6,492)	(203)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
ABIOMED, Inc.	Morgan Stanley	(40)	$(7,456)	$(9,662)	$(2,221)
Align Technology, Inc.	Morgan Stanley	(69)	(12,304)	(18,936)	(6,658)
Baxter International, Inc.	Morgan Stanley	(3)	(253)	(258)	(8)
Becton Dickinson and Co.	Morgan Stanley	(153)	(41,433)	(36,608)	4,485
Boston Scientific Corp.	Morgan Stanley	(1,210)	(52,575)	(42,483)	9,978
Centene Corp.	Morgan Stanley	(502)	(34,094)	(31,902)	2,119
Cooper Cos., Inc. (The)	Morgan Stanley	(43)	(12,966)	(12,197)	741
DexCom, Inc.	Morgan Stanley	(80)	(32,561)	(32,432)	60
Edwards Lifesciences Corp.	Morgan Stanley	(537)	(42,698)	(37,112)	5,494
IDEXX Laboratories, Inc.	Morgan Stanley	(74)	(21,347)	(24,432)	(3,130)
Intuitive Surgical, Inc.	Morgan Stanley	(102)	(53,814)	(58,123)	(4,425)
ResMed, Inc.	Morgan Stanley	(126)	(21,046)	(24,192)	(3,253)
Stryker Corp.	Morgan Stanley	(88)	(19,338)	(15,857)	3,291
Teleflex, Inc.	Morgan Stanley	(41)	(14,603)	(14,923)	(396)
Varian Medical Systems, Inc.	Morgan Stanley	(79)	(11,600)	(9,679)	1,897
Zimmer Biomet Holdings, Inc.	Morgan Stanley	(173)	(25,620)	(20,649)	4,820

		(3,391)	(410,009)	(395,937)	12,591

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(659)	(7,025)	(2,946)	3,884
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	(86)	(17,357)	(16,226)	1,235

		(745)	(24,382)	(19,172)	5,119

Insurance
American International Group, Inc.	Morgan Stanley	(529)	(26,132)	(16,494)	9,244
Lincoln National Corp.	Morgan Stanley	(142)	(8,451)	(5,224)	3,153
Principal Financial Group, Inc.	Morgan Stanley	(236)	(13,261)	(9,803)	3,059
Progressive Corp. (The)	Morgan Stanley	(81)	(6,378)	(6,489)	(123)
Unum Group	Morgan Stanley	(176)	(5,240)	(2,920)	2,144

		(1,164)	(59,462)	(40,930)	17,477

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(189)	(43,328)	(45,636)	(2,955)
Albemarle Corp.	Morgan Stanley	(93)	(6,443)	(7,181)	(866)
Ball Corp.	Morgan Stanley	(283)	(21,873)	(19,666)	2,067
Freeport-McMoRan, Inc.	Morgan Stanley	(1,259)	(13,547)	(14,567)	(1,187)
International Flavors & Fragrances, Inc.	Morgan Stanley	(92)	(12,219)	(11,266)	851
Martin Marietta Materials, Inc.	Morgan Stanley	(39)	(8,425)	(8,056)	335
Mosaic Co. (The)	Morgan Stanley	(329)	(4,030)	(4,116)	(111)
Newmont Corp.	Morgan Stanley	(6)	(355)	(370)	(36)
Sherwin-Williams Co. (The)	Morgan Stanley	(63)	(36,902)	(36,405)	400
Vulcan Materials Co.	Morgan Stanley	(114)	(12,640)	(13,207)	(593)

		(2,467)	(159,762)	(160,470)	(2,095)

Media & Entertainment
Live Nation Entertainment, Inc.	Morgan Stanley	(187)	(13,280)	(8,290)	4,963
News Corp., Class A	Morgan Stanley	(509)	(7,406)	(6,037)	1,298
ViacomCBS, Inc., Class B	Morgan Stanley	(532)	(15,159)	(12,406)	2,440

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Walt Disney Co. (The)	Morgan Stanley	(211)	$(24,807)	$(23,529)	$1,210

		(1,439)	(60,652)	(50,262)	9,911

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(266)	(20,489)	(23,506)	(3,214)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(21)	(9,518)	(9,481)	18
Eli Lilly & Co.	Morgan Stanley	(87)	(14,062)	(14,284)	(251)
IQVIA Holdings, Inc.	Morgan Stanley	(165)	(25,422)	(23,410)	1,957
Mettler-Toledo International, Inc.	Morgan Stanley	(21)	(15,205)	(16,917)	(1,743)
PerkinElmer, Inc.	Morgan Stanley	(63)	(6,443)	(6,180)	262
Perrigo Co. PLC (Ireland)	Morgan Stanley	(119)	(6,003)	(6,577)	(672)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(175)	(60,124)	(63,410)	(3,577)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(128)	(36,092)	(37,160)	(1,161)
Waters Corp.	Morgan Stanley	(53)	(11,532)	(9,561)	1,947
Zoetis, Inc.	Morgan Stanley	(297)	(41,722)	(40,701)	961

		(1,395)	(246,612)	(251,187)	(5,473)

Real Estate
Digital Realty Trust, Inc., REIT	Morgan Stanley	(176)	(25,391)	(25,011)	117
Equinix, Inc., REIT	Morgan Stanley	(75)	(41,784)	(52,672)	(11,624)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(610)	(7,633)	(6,582)	1,017
Iron Mountain, Inc., REIT	Morgan Stanley	(249)	(8,105)	(6,499)	1,080
Regency Centers Corp., REIT	Morgan Stanley	(146)	(9,954)	(6,700)	2,948
Ventas, Inc., REIT	Morgan Stanley	(1)	(74)	(37)	37
Vornado Realty Trust, REIT	Morgan Stanley	(97)	(6,378)	(3,706)	2,278

		(1,354)	(99,319)	(101,207)	(4,147)

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	(54)	(7,442)	(7,692)	(311)
Dollar Tree, Inc.	Morgan Stanley	(205)	(23,322)	(18,999)	4,273
Expedia Group, Inc.	Morgan Stanley	(123)	(9,524)	(10,111)	(606)
Gap, Inc. (The)	Morgan Stanley	(322)	(4,270)	(4,064)	199
Tiffany & Co.	Morgan Stanley	(7)	(841)	(854)	(13)
TJX Cos., Inc. (The)	Morgan Stanley	(1,039)	(56,405)	(52,532)	3,751

		(1,750)	(101,804)	(94,252)	7,293

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(1,041)	(57,403)	(54,767)	2,512
Analog Devices, Inc.	Morgan Stanley	(320)	(35,220)	(39,245)	(4,728)
Broadcom, Inc.	Morgan Stanley	(121)	(38,925)	(38,189)	(566)
Microchip Technology, Inc.	Morgan Stanley	(237)	(22,565)	(24,958)	(2,730)
NVIDIA Corp.	Morgan Stanley	(62)	(22,260)	(23,554)	(1,481)
QUALCOMM, Inc.	Morgan Stanley	(749)	(66,929)	(68,316)	(3,268)
Skyworks Solutions, Inc.	Morgan Stanley	(79)	(9,520)	(10,101)	(684)
Texas Instruments, Inc.	Morgan Stanley	(232)	(30,816)	(29,457)	1,160
Xilinx, Inc.	Morgan Stanley	(120)	(11,991)	(11,807)	39

		(2,961)	(295,629)	(300,394)	(9,746)

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(141)	$(12,947)	$(15,100)	$(2,180)
DXC Technology Co.	Morgan Stanley	(219)	(3,345)	(3,614)	(274)
Fidelity National Information Services, Inc.	Morgan Stanley	(475)	(66,364)	(63,693)	2,322
Fiserv, Inc.	Morgan Stanley	(217)	(24,827)	(21,184)	3,633
Fortinet, Inc.	Morgan Stanley	(141)	(11,033)	(19,355)	(8,345)
Global Payments, Inc.	Morgan Stanley	(260)	(50,916)	(44,101)	6,596
Intuit, Inc.	Morgan Stanley	(182)	(50,712)	(53,907)	(3,594)
Jack Henry & Associates, Inc.	Morgan Stanley	(66)	(11,307)	(12,146)	(883)
Paycom Software, Inc.	Morgan Stanley	(50)	(16,102)	(15,487)	582
Tyler Technologies, Inc.	Morgan Stanley	(5)	(1,685)	(1,734)	(52)
VeriSign, Inc.	Morgan Stanley	(100)	(19,082)	(20,683)	(1,641)

		(1,856)	(268,320)	(271,004)	(3,836)

Technology Hardware & Equipment
IPG Photonics Corp.	Morgan Stanley	(46)	(6,732)	(7,378)	(660)
Keysight Technologies, Inc.	Morgan Stanley	(162)	(16,921)	(16,326)	559
Western Digital Corp.	Morgan Stanley	(260)	(16,182)	(11,479)	4,239

		(468)	(39,835)	(35,183)	4,138

Telecommunication Services
CenturyLink, Inc.	Morgan Stanley	(621)	(8,429)	(6,229)	1,873

Transportation
Alaska Air Group, Inc.	Morgan Stanley	(106)	(3,860)	(3,844)	9
American Airlines Group, Inc.	Morgan Stanley	(367)	(6,327)	(4,797)	1,518
Delta Air Lines, Inc.	Morgan Stanley	(123)	(3,394)	(3,450)	(87)
FedEx Corp.	Morgan Stanley	(227)	(34,158)	(31,830)	1,782
JB Hunt Transport Services, Inc.	Morgan Stanley	(91)	(10,884)	(10,951)	(89)
United Airlines Holdings, Inc.	Morgan Stanley	(239)	(6,313)	(8,272)	(1,971)
United Parcel Service, Inc., Class B	Morgan Stanley	(478)	(50,849)	(53,144)	(2,577)

		(1,631)	(115,785)	(116,288)	(1,415)

Utilities
Alliant Energy Corp.	Morgan Stanley	(216)	(11,223)	(10,333)	600
Ameren Corp.	Morgan Stanley	(214)	(16,448)	(15,057)	1,006
American Electric Power Co., Inc.	Morgan Stanley	(429)	(39,237)	(34,166)	3,992
American Water Works Co., Inc.	Morgan Stanley	(157)	(19,915)	(20,200)	(540)
Atmos Energy Corp.	Morgan Stanley	(106)	(11,623)	(10,555)	842
CenterPoint Energy, Inc.	Morgan Stanley	(435)	(13,003)	(8,121)	4,505
CMS Energy Corp.	Morgan Stanley	(248)	(15,783)	(14,488)	970
Consolidated Edison, Inc..	Morgan Stanley	(289)	(26,412)	(20,788)	4,844
DTE Energy Co.	Morgan Stanley	(166)	(21,399)	(17,845)	2,946
Duke Energy Corp.	Morgan Stanley	(636)	(62,677)	(50,810)	10,474
Edison International.	Morgan Stanley	(315)	(22,459)	(17,108)	4,655
Entergy Corp.	Morgan Stanley	(173)	(19,707)	(16,229)	2,901
Evergy, Inc.	Morgan Stanley	(189)	(10,672)	(11,206)	(665)
Eversource Energy	Morgan Stanley	(292)	(24,186)	(24,315)	(837)
Exelon Corp.	Morgan Stanley	(845)	(41,738)	(30,665)	10,271

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
FirstEnergy Corp.	Morgan Stanley	(469)	$ (21,980)	$ (18,188)	$3,150
NextEra Energy, Inc.	Morgan Stanley	(206)	(54,065)	(49,475)	4,022
NiSource, Inc.	Morgan Stanley	(331)	(9,655)	(7,527)	1,882
Pinnacle West Capital Corp.	Morgan Stanley	(97)	(9,106)	(7,109)	1,740
PPL Corp.	Morgan Stanley	(665)	(20,576)	(17,184)	2,437
Public Service Enterprise Group, Inc.	Morgan Stanley	(436)	(27,332)	(21,434)	5,142
Sempra Energy.	Morgan Stanley	(207)	(27,601)	(24,267)	3,061
Southern Co. (The)	Morgan Stanley	(915)	(60,164)	(47,443)	11,946
WEC Energy Group, Inc.	Morgan Stanley	(274)	(25,565)	(24,016)	934
Xcel Energy, Inc.	Morgan Stanley	(455)	(29,497)	(28,438)	172

		(8,765)	(642,023)	(546,967)	80,450

Total Reference Entity — Short			(3,906,503)	(3,411,996)	450,919

Net Value of Reference Entity			$(2,091,348)	$(1,453,343)	$639,648

*	Includes $1,643 related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $639,648, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.